COMMON STOCK (Details Narrative)										1 Months Ended	3 Months Ended								9 Months Ended			10 Months Ended	12 Months Ended
	Jun. 25, 2025 USD ($) $ / shares shares	Jun. 18, 2025 USD ($) $ / shares shares	Apr. 24, 2025 USD ($) shares	Mar. 18, 2025 USD ($)	Mar. 16, 2025 USD ($) $ / shares shares	Jan. 27, 2025 USD ($) $ / shares shares	Oct. 07, 2024 USD ($) $ / shares shares	Oct. 07, 2024 USD ($) $ / shares shares	Mar. 15, 2023 USD ($) shares	Jan. 31, 2025 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares		Jun. 30, 2025 USD ($) $ / shares shares		Mar. 31, 2025 USD ($) shares		Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares		Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares		Feb. 07, 2025 shares	Jul. 08, 2024 $ / shares shares	Nov. 21, 2023 $ / shares	Mar. 16, 2023 shares
Class of Stock [Line Items]
Common stock, shares authorized | shares											700,000,000		700,000,000						700,000,000			69,033,000	700,000,000
Preferred stock, shares authorized | shares											100,000,000		100,000,000						100,000,000				100,000,000
Ordinary shares, par value | $ / shares											$ 0.0001		$ 0.0001						$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares issued | shares											8,954,343								8,954,343			4,149,977	4,773,628
Common stock, shares outstanding | shares											8,954,343								8,954,343			4,149,977	4,773,628			4,773,665
Issuance of common stock (Note 4)									$ 90		$ 1,524,881		$ 106,136		$ 16,414
Share price | $ / shares							$ 78.50	$ 78.50																		$ 100.00
Finance charges																							$ 6,807,702
Commitment shares																						3
Net proceeds																			$ 1,647,431			87	260,927
Make whole obligation																			208,247				272,011
Legal fees											222,953						$ 384,270		$ 702,615		581,835
Proceeds from Issuance or Sale of Equity																							$ 10,075,002
Sponsor earnout shares, description																			As part of the closing of the Business Combination, the Company issued 100,000 shares to Global Partner Sponsor II, LLC (the “Sponsor”). These shares are subject to vesting (or forfeiture) based on achieving certain trading price thresholds following the closing (“Sponsor Earnout Shares”). Fifty percent of the Sponsor Earnout Shares will vest when the VWAP of the Common Stock price equals or exceeds $120.00 per share for a period of 20 trading days in a 30 trading day period, and the remaining fifty percent of the Sponsor Earnout Shares will vest when the VWAP of the Common Stock price equals or exceeds $140.00 per share for a period of 20 trading days in a 30 trading day period. There are no service conditions or any requirement for the participants to provide goods or services in order to vest in the Sponsor Earnout Shares. Accordingly, we determined that the Sponsor Earnout Shares are not within the scope of ASC 718. The accounting for the Sponsor Earnout Shares was evaluated under ASC Topic 480, “Distinguishing Liabilities from Equity”, and ASC Subtopic 815-40, “Derivatives and Hedging — Contracts in Entity’s Own Equity”, to determine if the Sponsor Earnout Shares should be classified as a liability or within equity. As part of the analysis, it was determined that the Sponsor Earnout Shares subject to vesting are freestanding from other shares of Combined Company Common Stock held by the Sponsor and do not meet the criteria in ASC 815-40 to be considered indexed to the Combined Company Common Stock, due to the settlement provisions including a change in control component which could impact the number of the Sponsor Earnout Shares are ultimately settled for, which is not an input to a fixed-for-fixed option pricing model. As a result, the Sponsor Earnout Shares were classified as a liability. Subsequent changes in the fair value of the Sponsor Earnout shares will be reflected in the consolidated statement of operations.				As part of the closing of the Business Combination, the Company issued 100,000 shares to Global Partner Sponsor II, LLC (the “Sponsor”). These shares are subject to vesting (or forfeiture) based on achieving certain trading price thresholds following the closing (“Sponsor Earnout Shares”). Fifty percent of the Sponsor Earnout Shares will vest when the VWAP of the Common Stock price equals or exceeds $120.00 per share for a period of 20 trading days in a 30 trading day period, and the remaining fifty percent of the Sponsor Earnout Shares will vest when the VWAP of the Common Stock price equals or exceeds $140.00 per share for a period of 20 trading days in a 30 trading day period. There are no service conditions or any requirement for the participants to provide goods or services in order to vest in the Sponsor Earnout Shares. Accordingly, we determined that the Sponsor Earnout Shares are not within the scope of ASC 718. The accounting for the Sponsor Earnout Shares was evaluated under ASC Topic 480, “Distinguishing Liabilities from Equity”, and ASC Subtopic 815-40, “Derivatives and Hedging — Contracts in Entity’s Own Equity”, to determine if the Sponsor Earnout Shares should be classified as a liability or within equity. As part of the analysis, it was determined that the Sponsor Earnout Shares subject to vesting are freestanding from other shares of Combined Company Common Stock held by the Sponsor and do not meet the criteria in ASC 815-40 to be considered indexed to the Combined Company Common Stock, due to the settlement provisions including a change in control component which could impact the number of the Sponsor Earnout Shares are ultimately settled for, which is not an input to a fixed-for-fixed option pricing model. As a result, the Sponsor Earnout Shares will be classified as a liability. Subsequent changes in the fair value of the Sponsor Earnout shares will be reflected in the consolidated statements of operations.
Sponsor earnout shares											$ 4,700	[1]							$ 4,700	[1]		[2]	$ 532,700	[1],[2]
Cash exercise of outstanding warrants | shares											10,430,800								10,430,800				10,430,800
Aggregate gross proceeds																			$ 10,270,400
Exercise price | $ / shares											$ 115.00								$ 115.00				$ 115.00
Common stock purchase warrants | shares																							10,430,800
Stock issuance costs																			$ 25,000		$ 4,134,056	$ 95,900	$ 4,167,323
Shares reserved for future issuance | shares																							0					230,112
Other long-term liability											$ 343,000								$ 343,000
Previously Reported [Member]
Class of Stock [Line Items]
Common stock, shares issued | shares																							4,773,628
Common stock, shares outstanding | shares																							4,773,628
Issuance of common stock (Note 4)																							$ 268,998
IPO [Member]
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares																							$ 0.0001
Issuance of common stock (Note 4)				$ 172,841		$ 1,159,331
Issuance of common stock, shares | shares	110,000	2,150,000				479,200																	479,200
Cash exercise of outstanding warrants | shares		2,150,000			479,200
Sale of stock, price per share | $ / shares	$ 2.00	$ 2				$ 12.00																	$ 12.0
Aggregate gross proceeds	$ 220,000	$ 4,300,000		$ 2,971,040	$ 2,971,040	$ 5,750,400																	$ 5,750,400
Exercise price | $ / shares					$ 6.20	$ 13.00																	$ 13.00
Cash fee percentage based on cash proceeds raised in offering				4.00%
Stock issuance costs						$ 86,121
Offering expenses	574,325
Over-Allotment Option [Member]
Class of Stock [Line Items]
Issuance of common stock, shares | shares		322,500
Private Placement [Member]
Class of Stock [Line Items]
Common stock purchase warrants | shares											5,566,667								5,566,667				5,566,667
Additional proceeds from PIPE investor																							$ 550,000
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued | shares																							4,773,628
Common stock, shares outstanding | shares																							4,773,628
Issuance of common stock (Note 4)									$ 90		$ 49	[3]	$ 2	[3]		[3]
Issuance of common stock, shares | shares									9,000,000		488,811	[3]	16,062	[3]	398	[3]							5,583
Commitment shares																						$ 12
Sale of stock, price per share | $ / shares																											$ 120.00
Shares reserved for future issuance | shares																							115,056
Common Stock [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Issuance of common stock (Note 4)																							$ 1
Warrant [Member]
Class of Stock [Line Items]
Share price | $ / shares											$ 3.61								$ 3.61
Cash exercise of outstanding warrants | shares					958,400
Exercise price | $ / shares					$ 7.00
Common stock purchase warrants | shares					958,400
Stock issuance costs					$ 2,108,480
Warrant, exercise price | $ / shares					$ 13.00
Warrant [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Warrants and rights outstanding, term											5 years								5 years
Warrant [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Warrants and rights outstanding, measurement input											0.75								0.75
Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Warrants and rights outstanding, measurement input											0								0
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Warrants and rights outstanding, measurement input											0.0411								0.0411
New Inducement Warrant [Member]
Class of Stock [Line Items]
Cash exercise of outstanding warrants | shares					9,584,000
Maximum [Member] | IPO [Member]
Class of Stock [Line Items]
Cash exercise of outstanding warrants | shares						479,200																	479,200
Aggregate gross proceeds	$ 4,520,000
Purchase Agreement [Member]
Class of Stock [Line Items]
Issuance of common stock (Note 4)								$ 50,000,000
Common stock purchase agreement							Under the applicable Nasdaq rules, the Company may not issue to B. Riley Principal Capital II, LLC under the Purchase Agreement more than 956,970 shares of common stock, which number of shares is equal to 19.99% of the common shares outstanding immediately prior to the execution of the Purchase Agreement unless certain exceptions are met (the “Exchange Cap”). The purchase price of the shares of common stock will be determined by reference to the VWAP of the common stock during the applicable purchase date, less a fixed 3% discount to such VWAP. Additionally, B. Riley Principal Capital II, LLC cannot acquire shares that would result in its beneficial ownership exceeding 4.99% of Stardust Power’s outstanding shares. The Exchange Cap does not apply if the average share price exceeds $77.02 per share but will remain in place if this threshold is not met and stockholder approval is not obtained. The Company evaluated this common stock purchase agreement to determine whether they should be accounted for considering the guidance in ASC 815-40, “Derivatives and Hedging - Contracts on an Entity’s Own Equity” (“ASC 815-40”) and concluded that it is an equity-linked contract that does not qualify for equity classification, and therefore requires fair value accounting as a derivative. The Company has analyzed the terms of the freestanding purchased put right and has concluded that it had insignificant value as of December 31, 2024, and September 30, 2025.	Under the applicable NASDAQ rules, the Company may not issue to B. Riley Principal Capital II, LLC under the Purchase Agreement more than 956,970 shares of common stock, which number of shares is equal to 19.99% of the common shares outstanding immediately prior to the execution of the Purchase Agreement unless certain exceptions are met (the “Exchange Cap”). The purchase price of the shares of common stock will be determined by reference to the VWAP of the common stock during the applicable purchase date, less a fixed 3% discount to such VWAP. Additionally, B. Riley Principal Capital II, LLC cannot acquire shares that would result in its beneficial ownership exceeding 4.99% of Stardust Power’s outstanding shares. The Exchange Cap does not apply if the average share price exceeds $77.020 per share but will remain in place if this threshold is not met and stockholder approval is not obtained. The Company evaluated this common stock purchase agreement to determine whether they should be accounted for considering the guidance in ASC 815-40, “Derivatives and Hedging - Contracts on an Entity’s Own Equity” (“ASC 815-40”) and concluded that it is an equity-linked contract that does not qualify for equity classification, and therefore requires fair value accounting as a derivative. The Company has analyzed the terms of the freestanding purchased put right and has concluded that it had insignificant value as of December 31, 2024.
Purchase Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock (Note 4)																							$ 5,582
Issuance of common stock, shares | shares																			505,271
Net proceeds																			$ 1,598,008				260,927
Purchase And Registration Rights Agreement [Member]
Class of Stock [Line Items]
Issuance of common stock, shares | shares							6,369	6,369											505,271
Share price | $ / shares							$ 78.5	$ 78.5
Commitment shares							$ 50,000,000	$ 50,000,000
Finance charges								500,000
Commitment shares								500,000
Net proceeds																			$ 1,598,008
Make whole obligation											$ (7,196)								208,247
Legal fees								75,000
Paid upfront								25,000
Paid upfront withheld								$ 50,000
Commitment shares, description								If B. Riley Principal Capital II, LLC’s resale of the Commitment Shares yields less than $500,000 by specified dates, the Company may need to pay up to $500,000 in cash (the “make-whole obligation”).
Reselling shares, description								No cash payment will be made if B. Riley Principal Capital II, LLC’s net proceeds from reselling the shares meet or exceed $500,000.
Reselling shares exceed proceeds limit, description								If B. Riley Principal Capital II, LLC’s resale proceeds exceed $500,000, it will pay the Company 50% of the amount above $500,000.
Purchase And Registration Rights Agreement [Member] | B Riley [Member]
Class of Stock [Line Items]
Legal fees																		$ 5,000
Purchase And Registration Rights Agreement [Member] | B Riley [Member]
Class of Stock [Line Items]
Ownership percentage							50.00%	50.00%
Purchase And Registration Rights Agreement [Member] | B Riley [Member]
Class of Stock [Line Items]
Commitment shares							$ 227,989	$ 227,989			$ 19,742								19,742				227,989
Net proceeds								500,000
Proceeds from issuance of common stock above								500,000
Commitment fee value								500,000
Make whole obligation								$ 272,011											$ 480,258				272,011
Legal fees															$ 5,000
Purchase agreement fully with held																							$ 50,000
Purchase price of shares acquired percentage								50.00%
Purchase And Registration Rights Agreement [Member] | B Riley [Member] | Minimum [Member]
Class of Stock [Line Items]
Commitment fee value								$ 500,000
Purchase And Registration Rights Agreement [Member] | B Riley [Member] | Maximum [Member]
Class of Stock [Line Items]
Commitment fee value								$ 500,000
Common Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Issuance of common stock, shares | shares																							5,582
Proceeds from Issuance or Sale of Equity																							$ 260,927
Warrant Exchange Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Issuance of common stock, shares | shares					730,689
Description on common stock exchange					Common Stock at an exchange ratio of 1.31 Warrant Shares for 1 share of Common Stock
Warrant Exchange Agreement [Member] | Warrant [Member] | Investor [Member]
Class of Stock [Line Items]
Cash exercise of outstanding warrants | shares					958,400
KMX Licensing Agreements [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock (Note 4)			$ 50,000
Shares reserved for future issuance | shares																									50,000
Purchase Agreements [Member]
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares																							$ 0.0001
Purchase Agreements [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock, shares | shares			12,850
Purchase Agreements [Member] | Warrant [Member]
Class of Stock [Line Items]
Issuance of common stock, shares | shares			64,251
Cash exercise of outstanding warrants | shares																							10
Exercise price | $ / shares																							$ 115.00
Purchase Agreements [Member] | Warrant [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Exercise price | $ / shares																							$ 115.00
Purchase Agreements [Member] | Warrant [Member] | PIPE Investor [Member]
Class of Stock [Line Items]
Additional proceeds from PIPE investor										$ 125,000													$ 425,000
Purchase Agreements [Member] | Maximum [Member]
Class of Stock [Line Items]
Additional proceeds from PIPE investor																							$ 550,000
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Common stock, shares issued | shares																							61,862
Common stock, shares outstanding | shares																							61,862
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued | shares																							4,773,628
Common stock, shares outstanding | shares																							4,773,628

[1]	For Level 3 earnout liability, the Company assesses the fair value of expected earnout liability at each reporting period using the Monte Carlo Method, which is consistent with the initial measurement of the expected earnout consideration. This fair value measurement is considered a Level 3 measurement because the Company estimates projections during the earnout period utilizing various potential pay-out scenarios. The Monte Carlo simulation method repeats a process thousands of times in an attempt to predict all the possible future outcomes. At the end of the simulation, several random trials produce a distribution of outcomes that are then analyzed to determine the average present value of earnout. Change in the fair value of earnout liability is reflected in our unaudited condensed consolidated statements of operations.
[2]	For Level 3 earnout liability, the Company assesses the fair value of expected earnout liability at each reporting period using the Monte Carlo Method, which is consistent with the initial measurement of the expected earnout consideration. This fair value measurement is considered a Level 3 measurement because the Company estimates projections during the earnout period utilizing various potential pay-out scenarios. The Monte Carlo simulation method repeats a process thousands of times in an attempt to predict all the possible future outcomes. At the end of the simulation, several random trials produce a distribution of outcomes that are then analyzed to determine the average present value of earnout. Change in the fair value of earnout liability is reflected in our consolidated statements of operations.
[3]	Amounts have been adjusted to reflect the 1-for-10 reverse stock split that became effective on September 8, 2025. See Note 2 “Basis of presentation and summary of significant accounting policies” for additional details.